13. COMMITMENTS AND CONTINGENCIES (Details-Future lease payments )	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum operating lease payments, 2018	$ 522,288
Future minimum operating lease payments, 2019	543,180
Future minimum operating lease payments, 2020	404,952
Future minimum operating lease payments	$ 1,470,420